Consolidated Statement of Cash Flows - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Cash flows from operating activities
Receipts from customers	$ 38,761	$ 51,756
Proceeds from Government subsidies	2,514
Rent concessions received	722
Payments to suppliers and employees	(41,578)	(62,123)
Proceeds from payments for settlement of financial assets at fair value through profit or loss		729
Income taxes paid	(41)	(51)
Net cash inflow/(outflow) from operating activities	378	(9,689)
Cash flows from investing activities
Payment for intangible asset	(86)
Payments for property, plant and equipment	(157)	(605)
Net cash outflow from investing activities	(243)	(605)
Cash flows from financing activities
Proceeds from issue of shares		9,923
Proceeds from borrowings - Convertible notes issued	19,309	4,571
Repayment of borrowings - Bank	(1,200)
Repayments of lease liabilities	(3,431)	(3,785)
Interest paid	(540)	(975)
Net cash inflow from financing activities	14,138	9,734
Net increase/(decrease) in cash and cash equivalents held	14,273	(560)
Cash and cash equivalents at beginning of the year	3,791	1,962
Effects of exchange rate changes on cash and cash equivalents	55	120
Cash and cash equivalents at end of the half year	$ 18,119	$ 1,522